Development costs (Tables)	12 Months Ended
Jun. 30, 2022
Development costs
Schedule of development costs

Cost	$
Balance at July 1, 2020	17,285
Additions	1,551
Investment tax credits	(448)
Cost fully amortized	(15,028)
Balance at June 30, 2021	3,360
Additions	3,237
Investment tax credits	(628)
Balance at June 30, 2022	5,969

Accumulated amortization
Balance at July 1, 2020	(15,485)
Amortization	(1,370)
Cost fully amortized	15,028
Balance at June 30, 2021	(1,827)
Amortization	(1,281)
Balance at June 30, 2022	(3,108)

10.Development costs (continued)

	June 30, 2022	June 30, 2021	July 1, 2020
	$	$	$
Net capitalized development costs	2,861	1,533	1,800